Commitments	12 Months Ended
Dec. 31, 2017
Commitments

19. Commitments

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2017 were as follows:

Years Ended December 31	RMB	US$
	(Amount in Thousands)
2018	67,163	10,157
2019	57,860	8,750
2020	44,736	6,765
2021	29,304	4,432
2022 and after	60,037	9,079
Total	259,100	39,183

Rental expenses were RMB75,964, RMB 92,972 and RMB 93,693 for the years ended December 31, 2015, 2016 and 2017, respectively.